Right-of-Use Asset (Details) - Schedule of Right-of-Use Asset - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right-of-Use Asset (Details) - Schedule of Right-of-Use Asset [Line Items]
Opening balance	R$ 117,954	R$ 80,032
Total cost	269,543	192,167
Cumulative depreciation	(108,312)	(74,213)
New contracts	78,132	63,947
(-) Depreciation	(34,099)	(26,683)
Exchange rate variation	(756)	658
Ending balance, net	161,231	117,954
Land – Farms [Member]
Right-of-Use Asset (Details) - Schedule of Right-of-Use Asset [Line Items]
Opening balance	113,743	75,876
Total cost	255,520	181,188
Cumulative depreciation	(98,858)	(67,445)
New contracts	75,069	61,594
(-) Depreciation	(31,413)	(24,368)
Exchange rate variation	(737)	641
Ending balance, net	R$ 156,662	113,743
Annual depreciation rates (weighted average) - %	10.00%
Buildings and improvements [Member]
Right-of-Use Asset (Details) - Schedule of Right-of-Use Asset [Line Items]
Opening balance	R$ 1,100	1,225
Total cost	2,834	2,471
Cumulative depreciation	(1,883)	(1,371)
New contracts	371	411
(-) Depreciation	(512)	(539)
Exchange rate variation	(8)	3
Ending balance, net	R$ 951	1,100
Annual depreciation rates (weighted average) - %	3.00%
Vehicles and Agricultural Machinery [Member]
Right-of-Use Asset (Details) - Schedule of Right-of-Use Asset [Line Items]
Opening balance	R$ 3,111	2,931
Total cost	11,189	8,508
Cumulative depreciation	(7,571)	(5,397)
New contracts	2,692	1,942
(-) Depreciation	(2,174)	(1,776)
Exchange rate variation	(11)	14
Ending balance, net	R$ 3,618	R$ 3,111
Annual depreciation rates (weighted average) - %	7.00%